Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Ivo Jurek¹ ($)	Compensation Actually Paid to Ivo Jurek¹˒²˒[3] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[2],³, [4] ($)	Average Compensation Actually Paid to Non-PEO NEOs²˒³˒[4] ($)	Value of Initial Fixed $100 Investment based on:[5]		Net Income ($ Millions)	Company Selected Measure: Adjusted ROIC[6] (%)
					TSR ($)	Peer Group TSR ($)

2025	9,911,358	12,598,118	2,762,831	2,354,639	168.26	219.76	276.3	22.9
2024	9,962,638	22,976,910	2,346,850	4,513,500	161.99	183.79	219.9	24.0
2023	9,711,014	12,554,973	2,212,843	2,610,559	105.17	158.19	256.4	23.0
2022	14,402,390	23,468,581	2,840,801	2,999,906	89.42	114.87	242.5	20.0
2021	8,772,299	11,819,941	2,711,194	3,205,263	124.69	127.67	331.3	22.4

Company Selected Measure Name	Adjusted ROIC
Named Executive Officers, Footnote	Ivo Jurek was our PEO for each year presented.Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025

L. Brooks Mallard	L. Brooks Mallard	L. Brooks Mallard	L. Brooks Mallard	L. Brooks Mallard
Walter Lifsey	Walter Lifsey	Thomas G. Pitstick	Thomas G. Pitstick	Thomas G. Pitstick
Grant Gawronski	Grant Gawronski	Cristin C. Bracken	Cristin C. Bracken	Cristin C. Bracken
Thomas G. Pitstick	Thomas G. Pitstick	Gwen Montgomery	Gwen Montgomery	Gwen Montgomery
Cristin C. Bracken

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 400 Capital Goods Industry Index (“Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our 2025 Annual Report. The comparison assumes $100 was invested for the period starting December 31, 2020 (the last trading day of our fiscal year 2020), through the end of the listed year in the Company and in the Peer Group, respectively, including the reinvestment of dividends. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 9,911,358	$ 9,962,638	$ 9,711,014	$ 14,402,390	$ 8,772,299
PEO Actually Paid Compensation Amount	$ 12,598,118	22,976,910	12,554,973	23,468,581	11,819,941
Adjustment To PEO Compensation, Footnote	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts shown for exclusion of stock awards below are the totals from the Stock Awards column set forth in the Summary Compensation Table.
The amounts in the inclusion of equity values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Ivo Jurek ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Ivo Jurek ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Ivo Jurek ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Ivo Jurek ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Ivo Jurek ($)	Total - Inclusion of Equity Values for Ivo Jurek ($)

2025	7,812,117	325,145	—	1,222,698	—	9,359,960

Non-PEO NEO Average Total Compensation Amount	$ 2,762,831	2,346,850	2,212,843	2,840,801	2,711,194
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,354,639	4,513,500	2,610,559	2,999,906	3,205,263
Adjustment to Non-PEO NEO Compensation Footnote	CAP reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts shown for exclusion of stock awards below are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)

2025	2,762,831	(1,514,424)	1,106,232	2,354,639

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	1,088,913	37,189	33,954	207,370	(261,194)	1,106,232

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures

Adjusted ROIC
Adjusted EBITDA
Relative TSR
Free Cash Flow
Revenue

Total Shareholder Return Amount	$ 168.26	161.99	105.17	89.42	124.69
Peer Group Total Shareholder Return Amount	219.76	183.79	158.19	114.87	127.67
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 276,300,000	$ 219,900,000	$ 256,400,000	$ 242,500,000	$ 331,300,000
Company Selected Measure Amount	0.229	0.240	0.230	0.200	0.224
PEO Name	Ivo Jurek
Additional 402(v) Disclosure	The amounts shown for compensation actually paid (“CAP”) above have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total for the PEO and the average of the Summary Compensation Table Totals for the non-PEO NEOs, in each case, with certain adjustments as described in footnote 3 below.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROIC
Non-GAAP Measure Description	We determined Adjusted ROIC to be the most important financial performance measure used to link the Company’s performance to CAP for our PEO and Non-PEO NEOs in 2025. More information on Adjusted ROIC, including a description of how it was calculated in 2025, can be found under the “Elements of Compensation - Long-Term Incentive Opportunity” section of the CD&A. We may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	Revenue
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,673,200)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,359,960
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,812,117
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	325,145
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,222,698
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,514,424)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,106,232
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,088,913
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,189
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,954
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	207,370
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (261,194)